Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2018
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
Supplemental Cash Flow Information

a)	The following is a tabular reconciliation of the Partnership's cash, cash equivalents and restricted cash balances for the periods presented in the Partnership's consolidated statements of cash flows:

	December 31, 2018 $	December 31, 2017 $	December 31, 2016 $	December 31, 2015 $
Cash and cash equivalents	149,014	244,241	126,146	102,481
Restricted cash - current	38,329	22,326	10,145	6,600
Restricted cash - long-term	35,521	72,868	106,882	104,919
Total	222,864	339,435	243,173	214,000

The Partnership maintains restricted cash deposits relating to certain term loans, collateral for cross currency swaps, project tenders and amounts received from charterers to be used only for dry-docking expenditures and emergency repairs.

b)	The changes in operating assets and liabilities for years ended December 31, 2018, 2017 and 2016 are as follows:

	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $
Accounts receivable	3,542	1,620	5,494
Prepaid expenses and other current assets	(3,843)	(2,815)	745
Accounts payable	274	(2,053)	2,791
Accrued liabilities and other long-term liabilities	13,958	2,449	(1,572)
Unearned revenue and long-term unearned revenue	4,234	(1,456)	(3,218)
Advances to and from affiliates	2,183	(913)	(9,699)
Other operating assets and liabilities	(1,130)	772	(4,402)
Total	19,218	(2,396)	(9,861)

c)
Cash interest paid (including realized losses on interest rate swaps) on long-term debt, advances from affiliates and obligations related to capital leases, net of amounts capitalized, during the years ended December 31, 2018, 2017 and 2016 totaled $167.8 million, $122.7 million and $100.9 million, respectively.

d)	During the years ended December 31, 2018, 2017 and 2016, cash paid for corporate income taxes was $6.0 million, $2.9 million and $4.9 million, respectively.

e)
During the year ended December 31, 2017, the Partnership acquired a 100% ownership interest in Skaugen Gulf Petchem Carriers B.S.C.(c) (or the Skaugen LPG Joint Venture), which owned the LPG carrier Norgas Sonoma, from I.M. Skaugen SE (or Skaugen) (35%), The Oil & Gas Holding Company B.S.C.(c) (35%) and Suffun Bahrain W.L.L. (30%) for $13.2 million. The Partnership applied $4.6 million of the outstanding hire owed by Skaugen to the Partnership as a portion of the purchase price to acquire the Skaugen LPG Joint Venture, which was treated as a non-cash transaction in the Partnership’s consolidated statements of cash flows.